UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04010

OCM Mutual Fund
2600 Kitty Hawk Road
Suite 119
Livermore, CA 94551

Name and address of agent for service:

Gregory Orrell
Orrell Capital Management, Inc.
2600 Kitty Hawk Road
Suite 119
Livermore, CA 94551

Registrant’s telephone number: (925) 455-0802

Date of fiscal year end: November 30

Date of reporting period: August 31, 2016

Item 1. Schedule of Investments

OCM Gold Fund
Schedule of Investments
As of August 31, 2016
(Unaudited)

Shares			Value
	COMMON STOCKS	93.0%
	Major Gold Producers	40.9%
89,000	Agnico Eagle Mines Ltd.		$4,507,850
200,000	AngloGold Ashanti Ltd. ADR*		3,218,000
325,000	Gold Fields Ltd. ADR		1,634,750
200,000	Goldcorp, Inc.		3,048,000
300,000	Kinross Gold Corp.*		1,197,000
70,000	Newmont Mining Corp.		2,676,800
59,500	Randgold Resources Ltd. ADR		5,572,175
100,000	Sibanye Gold Ltd. ADR		1,543,000
169,625	Yamana Gold, Inc.		683,589
			24,081,164
	Intermediate/Mid-Tier Gold Producers	8.4%
310,000	Alamos Gold, Inc.		2,176,200
311,200	B2Gold Corp.*		783,102
120,633	Eldorado Gold Corp.		388,439
100,000	Endeavour Mining Corp.*		1,517,462
60,000	Metals X Ltd.		68,315
			4,933,518
	Junior Gold Producers	14.0%
500,000	Argonaut Gold, Inc.*		1,155,254
3,400,000	Jaguar Mining, Inc.*		1,788,928
150,000	Klondex Mines Ltd.*		782,370
1,100,000	Mandalay Resources Corp.		922,678
1,000,000	Perseus Mining Ltd.*		350,770
300,000	Primero Mining Corp.*		450,000
650,000	Ramelius Resources Ltd.*		234,481
47,976	Richmont Mines, Inc.*		402,518
1,151,000	Wesdome Gold Mines Ltd.*		2,185,443
			8,272,442
	Exploration and Development Companies	9.4%
500,000	Amarillo Gold Corp.*		167,760
138,500	Asanko Gold, Inc.*^		522,145
111,500	Asanko Gold, Inc.*		420,017
650,000	Atlantic Gold Corp.*		436,175
500,000	Blackham Resources Ltd.*		285,585
1,454,582	Cardinal Resources Ltd.*		502,862
412,356	Dacian Gold Ltd.*		1,022,678
2,000,000	Intermin Resources Ltd.*#		180,370
1,755,500	Lydian International Ltd.*		602,390
150,000	Premier Gold Mines Ltd.*		474,683
650,000	Roxgold, Inc.*		674,089

5,572,040	Sutter Gold Mining, Inc.*		$254,935
			5,543,689
	Primary Silver Producers	6.0%
200,000	Fortuna Silver Mines, Inc.*		1,493,061
100,000	Tahoe Resources, Inc.		1,304,712
55,000	Tahoe Resources, Inc.^		717,200
			3,514,973
	Royalty/Streaming Companies	14.3%
14,800	Franco-Nevada Corp.		1,034,104
8,000	Franco-Nevada Corp.^		558,560
32,600	Royal Gold, Inc.		2,390,232
175,000	Silver Wheaton Corp.		4,435,718
			8,418,614
	Total Common Stocks (Cost $25,498,785)		54,764,400

	EXCHANGE TRADED FUND	4.3%
20,500	SPDR Gold Shares*		2,557,990

	Total Exchange Traded Fund (Cost $906,305)		2,557,990

	WARRANTS	0.1%
566,625	Lydian International Ltd.* Exercise Price 0.36 CAD, Exp. 11/28/2017		64,811

	Total Warrants (Cost $24,261)		64,811

	SHORT-TERM INVESTMENT	3.6%
2,095,759	UMB Money Market Fiduciary, 0.01%		2,095,759

	Total Short-Term Investment (Cost $2,095,759)		2,095,759

	Total Investments (Cost $28,525,110)	101.0%	59,482,960
	Liabilities less Other Assets	(1.0)%	(610,565)
	TOTAL NET ASSETS	100.0%	$58,872,395

ADR – American Depository Receipt.

CAD – Canadian Dollars.

*	Non-income producing security.

^	Denoted investment is a Canadian security traded on U.S. stock exchange.

#	The security is valued at fair value in accordance with procedures established by the Fund’s Board of Trustees.

Note 1. Organization

OCM Mutual Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of the OCM Gold Fund (the “Fund”). The Fund is a non-diversified fund. The investment objective for the Fund is long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation – Portfolio securities that are listed on national securities exchanges, other than the NASDAQ Stock Market LLC, are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ Global Select Market, Global Market and Capital Market securities are valued at the NASDAQ Official Closing Price (“NOCP”). If a NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. For each investment that is fair valued, the investment adviser considers, to the extent applicable, various factors including, but not limited to, the type of security, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)
▪	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2016, in valuing the Fund’s assets:

Sector	Level 1	Level 2	Level 3	Total
Common Stocks
Major Gold Producers	$24,081,164	$-	$-	$24,081,164
Intermediate/Mid-Tier Gold Producers	4,933,518	-	-	4,933,518
Junior Gold Producers	8,272,442	-	-	8,272,442
Exploration and Development Companies	5,363,319	180,370	-	5,543,689
Primary Silver Producers	3,514,973	-	-	3,514,973
Royalty/Streaming Companies	8,418,614	-	-	8,418,614
Exchange Traded Fund	2,557,990	-	-	2,557,990
Warrants	64,811	-	-	64,811
Short-Term Investment	2,095,759	-	-	2,095,759
Total	$59,302,590	$180,370	$-	$59,482,960

The Fund held one Level 2 security at August 31, 2016. Intermin Resources Ltd. halted trading on August 31, 2016 and was fair valued in accordance with procedures established by and under the general supervision of the Trust’s Board of Trustees. There were no Level 3 securities as of August 31, 2016. There were no transfers between each of the three levels. The Fund recognizes transfers between levels at the end of the reporting period.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

Federal Income Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders to relieve it from all or substantially all federal income taxes. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding on the applicable county’s tax rules and rate.

Accounting for Uncertainty in Income Taxes (“Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on the Statement of Operations. As of August 31, 2016, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

The Income Tax Statement requires management of the Fund to analyze all open tax years, fiscal years 2013-2016 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended August 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 3. Federal Income Tax Information

At August 31, 2016, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$30,663,487
Unrealized appreciation	$31,347,426
Unrealized depreciation	(2,527,953)
Net unrealized appreciation on investments	$28,819,473

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to investments in passive foreign investment companies (“PFICs”).

Item 2. Controls and Procedures

(a) The registrant's certifying officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification for the principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

By:	/s/ Gregory M. Orrell
Gregory M. Orrell
President and Treasurer

Date:	October 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gregory M. Orrell
Gregory M. Orrell
President and Treasurer

Date:	October 20, 2016